Cover	Nov. 25, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 25, 2024
Entity Registrant Name	Central Garden & Pet Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33268
Entity Tax Identification Number	68-0275553
Entity Address, Postal Zip Code	94597
City Area Code	(925)
Local Phone Number	948-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000887733
Amendment Flag	false
Entity Address, Address Line One	1340 Treat Boulevard, Suite 600
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CENT
Security Exchange Name	NASDAQ
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CENTA
Security Exchange Name	NASDAQ